CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 230,392	$ 661,415	$ 4,492,292
Accounts receivable, net	180,897	606,885	1,125,394
Inventory, net	1,324,540	1,431,556	4,804,299
Due from Bloomios		0	845,443
Due from VitaMedica transition	0	212,358	0
Prepaid expenses and other receivables	232,328	502,188	1,112,280
Assets available for sale - Interactive offers current		0	89,989
Assets available for sale - Building	0	4,005,516	4,611,248
Assets available for sale - VitaMedica current		0	2,599,934
Assets available for sale - E-core current		0	10,332,105
Purchase price receivable - VitaMedica	2,000,000	2,000,000	0
Purchase price receivable - E-core	0	2,000,000	0
Total current assets	3,968,157	11,419,918	30,012,984
Property and equipment, net	1,972,522	2,356,556	2,831,375
Intangible assets, net	182,300	239,871	6,924,982
Goodwill	848,854	848,854	2,886,309
Deferred tax asset	5,948,858	5,948,858	5,604,056
Digital assets	44,732	0
Other assets	192,122	278,435	76,728
Discontinued assets available for sale - Interactive offers		0	936,054
Discontinued assets available for sale - VitaMedica		0	2,051,214
Discontinued assets available for sale - E-core		0	12,067,333
Right-of-use asset, net	1,909,769	2,418,596	410,453
Total other assets	11,099,157	12,091,170	33,788,504
Total assets	15,067,314	23,511,088	63,801,488
Current liabilities
Accounts payable	1,414,929	481,647	1,028,611
Accrued compensation	1,098,146	1,098,856	533,842
Deferred revenue	23,914	235,255	0
Accrued liabilities	223,535	736,407	2,439,794
Accrued interest	834,056	476,018	655,187
Acquisition payable	260,652	413,152
Related party advances, net	75,000	100,000
Acquisition payable		413,152	152,500
Current portion of note payable	420,000	0	338,474
Current portion of acquisition note payable - E-core		0	5,656,620
Current portion of Cygnet subsidiary notes payable	5,380,909	5,447,565	795,778
Note payable on building for sale	0	2,634,538
Discontinued liabilities - Interactive offers		0	792,408
Discontinued liabilities - VitaMedica		0	617,174
Discontinued liabilities - E-core		0	3,401,983
Current portion of operating lease payable	165,060	1,031,714	454,127
Related party advances, net		100,000	0
Current portion of related party note payable	375,000	0	1,429,356
Current portion of convertible notes payable	525,000	0	1,254,167
Note payable on building for sale		2,634,538	2,841,566
Note payable		557,429	173,812
Related party note payable		500,000	0
Convertible notes payable		1,550,000	895,833
Total current liabilities	10,796,201	12,655,152	22,391,587
Operating lease payable, net of current portion	1,844,233	1,732,606	0
Total current liabilities	10,796,201	12,655,152	22,391,587
Related party note payable	125,000	500,000
Note payable	140,000	557,429	4,898,548
Convertible notes payable	311,170	1,550,000
Acquisition note payable - E-core		0	7,605,085
Total long-term liabilities	2,420,403	4,340,035	13,573,278
Commitments and contingencies
Total long-term liabilities	2,420,403	4,340,035	13,573,278
Stockholders' equity
Preferred stock, $0.001 par value, 100,000,000 shares authorized, and 25,000 and 25,000 shares issued and outstanding, respectively	150	25	25
Common stock, $0.001 par value, 100,000,000 shares authorized, and 1,430,429 and 1,045,429 shares issued and outstanding, respectively	1,430	1,045	1,011
Additional paid in capital	55,467,290	53,374,444	51,541,909
Accumulated deficit	(53,618,160)	(46,859,613)	(23,201,175)
Total stockholders' equity	1,850,710	6,515,901	27,836,623
Non-controlling interest in subsidiary			(505,147)
Total stockholders' equity attributable to Upexi, Inc.	1,850,710	6,515,901	27,836,623
Total liabilities and stockholders' equity	15,067,314	23,511,088	63,801,488
Total liabilities and stockholders' equity	$ 15,067,314	$ 23,511,088	$ 63,801,488